Lease - Summary of Operating Lease Supplemental Cash Flow Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating Lease Supplemental Cash Flow Information [Abstract]
Operating cash flows used in operating leases	¥ 35,186,647	$ 5,392,590	¥ 26,788,051
ROU assets obtained in exchange for new operating lease liabilities	¥ 91,183,002	$ 13,974,406	¥ 22,606,871